RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Apr. 30, 2013	Apr. 30, 2014	Jan. 31, 2014	Dec. 31, 2012
RELATED PARTY TRANSACTION [Line Items]
Investments in unconsolidated affiliates, at cost	$ 603
Vimicro Wuxi [Member] | Vimicro China [Member]
RELATED PARTY TRANSACTION [Line Items]
Investments in unconsolidated affiliates, at cost							2
Vimicro Qingdao [Member]
RELATED PARTY TRANSACTION [Line Items]
Provision for doubtful accounts, amounts due from related parties	285	309
VMF Consulting Company [Member] | Vimicro Wuxi [Member]
RELATED PARTY TRANSACTION [Line Items]
Cash consideration of transfer of equity interest			8
Visiondigi [Member]
RELATED PARTY TRANSACTION [Line Items]
Provision for doubtful accounts, amounts due from related parties		42
Vimicro Tianshi [Member]
RELATED PARTY TRANSACTION [Line Items]
Cash consideration of transfer of equity interest				10,000
Vimicro Tianshi [Member] | VMF Shenzhen [Member]
RELATED PARTY TRANSACTION [Line Items]
Cash consideration of transfer of equity interest		5,000			1,200	3,800
Vimicro Tianshi [Member] | VMF Shenzhen [Member]
RELATED PARTY TRANSACTION [Line Items]
Cash consideration of transfer of equity interest		5,000
Carrying amount of outstanding due from the Group		$ 5,000